Share Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

27. Share Based Compensation

Share based options (“options”) are granted to certain directors, officers or management employees at the discretion of the Company’s Board of Directors, or its designate. Options, in the absence of any other determination, vest and become exercisable equally on their first, second, third and fourth anniversary dates and expire on the 10th anniversary date of the grant. The Company reserved 4,000 shares for issuance under the option plan. The exercise date of options may be accelerated at the discretion of the Board of Directors, or its designate. On termination of employment without cause, death or disability, the options vest and become immediately exercisable and are not transferable or assignable.

The Company periodically grants restricted shares. Restricted shares represent incentives for certain management (“employees” or “management”) in respect of their employment with the Company and to align the interests of management with the interests of the Company’s shareholders. Restricted shares vest when the employee has satisfied the requisite service period. Management forfeits their right to restricted shares upon termination for cause or resignation without good reason. Accelerated vesting occurs in certain circumstances, including termination without cause or resignation for good reason, change of control, and death and disability. Dividends received by the trustee, on restricted shares held for the benefit of management, are paid to the employee. The employee’s interest in restricted shares cannot be assigned or transferred.

The Company grants share based awards to management as part of its LTIP. The 2012 annual LTIP award granted PSUs. Starting in 2013, the Company introduced a combination of options, restricted shares and PSUs to its LTIP award participants.

Options

On March 19, 2014, as part of the current year LTIP, the Board of Directors issued 429 share based options, all of which have stock appreciation rights, to various Company management. The options vest and are exercisable on March 19, 2017. The grant date market value of the Company’s common shares and exercise price of the options was C$27.84. Unexercised options expire on March 19, 2024.

On March 26, 2013, as part of the prior year LTIP, the Board of Directors issued 176 share based options, all of which have stock appreciation rights, to various Company management. The options vest and are exercisable on March 25, 2016. The grant date market value of the Company’s common shares and exercise price of the options was C$21.35. Unexercised options expire on March 25, 2023.

				December 31
		2014		2013
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	2,639	$22.36	2,687	$23.59
Granted, during the year	429	$24.91	176	$21.00
Exercised, during the year(*)	(1,957)	$(22.49)	(224)	$(19.70)
Forfeited, during the year	-	$-	-	$-
Expired, during the year	-	$-	-	$-
Outstanding, end of year	1,111	$19.90	2,639	$22.36
Options outstanding, exercisable	303		2,253
Weighted average grant date market value	$21.88		$20.67
Weighted average remaining contractual life (expressed in years)	7.1		4.0
Note:
(*)Includes the exercise of share appreciation rights.

				December 31
			2014	2013

Share based compensation expense			$11,528	$6,142
Unrecognized compensation costs for options			$4,470	$1,556
Share based compensation accrued			$6,830	$7,854

To estimate the fair value of its options, the Company uses the Black-Scholes-Merton option pricing model which requires several input variables. These variables include the estimated length of time employees will retain their options before exercising them and the expected volatility of the Company’s share price. Changes in these variables can materially affect the estimated fair value of share based compensation and, consequently, the related amount recognized in selling, general and administration expense on the statement of operations and comprehensive income or loss. In calculating the fair value of the options at December 31, 2014 and 2013, the following weighted average assumptions were used:

	2014	2013

Grant date - February 14, 2006
Dividend yield	-	2.3%
Expected volatility	-	15.8%
Risk free interest rate	-	1.0%
Expected remaining life, stated in years	-	1.1
Fair value, per option (in Canadian dollars)	$-	$0.62

Grant date - August 25, 2008
Dividend yield	1.8%	2.3%
Expected volatility	22.0%	19.8%
Risk free interest rate	1.0%	1.2%
Expected remaining life, stated in years	1.1	2.1
Fair value, per option (in Canadian dollars)	$14.47	$6.20

Grant date - November 11, 2010
Dividend yield	-	2.3%
Expected volatility	-	19.7%
Risk free interest rate	-	1.2%
Expected remaining life, stated in years	-	2.0
Fair value, per option (in Canadian dollars)	$-	$3.57

Grant date - August 20, 2012
Dividend yield	1.8%	2.3%
Expected volatility	18.3%	19.8%
Risk free interest rate	1.2%	1.5%
Expected remaining life, stated in years	2.3	3.3
Fair value, per option (in Canadian dollars)	$13.81	$6.26

Grant date - March 26, 2013
Dividend yield	1.8%	2.3%
Expected volatility	19.8%	21.1%
Risk free interest rate	1.3%	1.7%
Expected remaining life, stated in years	3.0	4.0
Fair value, per option (in Canadian dollars)	$12.88	$6.01

Grant date - March 19, 2014
Dividend yield	1.8%	-
Expected volatility	20.3%	-
Risk free interest rate	1.5%	-
Expected remaining life, stated in years	4.3	-
Fair value, per option (in Canadian dollars)	$8.53	$-

Compensation expense or recovery including fair value changes in share based options is recorded to selling, general and administration expense on the statement of operations and comprehensive income or loss. To determine the expected life of the options, management considered the age of the recipients, the duration between the vesting date and the date of expiration. Expected volatility was calculated using changes in monthly share prices for a period commensurate with the expected remaining life.

Restricted shares

During 2014, the Company issued 168 restricted shares at a weighted average cost of $25.12 per share to certain management. In conjunction with the restricted share issuance, the Company purchased 168 common shares for total consideration of $4,232 and transferred these shares to a trust to be held for the benefit of the recipients. The restricted shares have vesting dates as follows: 44 restricted shares on December 15, 2016, 25 restricted shares on December 31, 2016, 74 restricted shares on March 19, 2017, 20 restricted shares on April 30, 2017, 1 restricted share on June 15, 2017, 2 restricted shares on July 31, 2017 and 2 restricted shares on August 1, 2017.

In August 2014, 13 restricted shares previously awarded to an employee were forfeited. In conjunction with the forfeiture, the Company sold 13 restricted shares for total cash proceeds of $312. The forfeiture resulted in a $255 recovery of previously recognized restricted share expense.

During 2013, the Company issued 218 restricted shares at a weighted average cost of $21.32 per share to certain management. In conjunction with the restricted share issuance, the Company purchased 218 common shares for total cash consideration of $4,643 and transferred these shares to a trust to be held for the benefit of the recipients. The restricted shares have vesting dates as follows: 2 restricted shares on December 15, 2013, 2.5 restricted shares on December 15, 2014, 13 restricted shares on December 15, 2015, 133.5 restricted shares on March 25, 2016, 1 restricted share on June 17, 2016, 1.5 restricted shares on July 2, 2016, 4.5 restricted shares on August 12, 2016 and 60 restricted shares on December 15, 2016.

In September 2013, 8 restricted shares previously awarded to an employee were forfeited. In conjunction with the forfeiture, the Company sold 8 restricted shares for total cash proceeds of $181. The forfeiture resulted in a $94 recovery of previously recognized restricted share expense.

The following table outlines various details pertaining to restricted shares.

		December 31
	2014	2013

Outstanding, beginning of year	322	172
Granted, during the year	168	218
Vested, during the year	(78)	(60)
Forfeited, during the year	(13)	(8)
Outstanding, end of year	399	322
Weighted average remaining life	1.69	1.97
Restricted share expense	$2,759	$2,004

Restricted share expense is recorded to selling, general and administration expense on the statement of operations and comprehensive income or loss.

If employees satisfy the requisite service period requirements, the Company will record compensation expense as follows:

2015	$2,569
2016	1,845
2017	209
$4,623

PSUs

In March 2012, the Company’s Compensation Committee approved a revised LTIP plan for all executive officers and certain employees effective January 1, 2012. Under the revised plan, PSU payments were awarded at the end of a three year performance period and payment amounts ranged from 0% to 175% of the target award subject to the Company’s performance against pre-established performance measures. These performance measures were recommended by executive management and submitted to the Compensation Committee for their approval. In addition to these performance measures, the Compensation Committee may evaluate performance results and retains the authority and discretion to amend PSU payments.

PSU award payments are paid in lump sum cash amounts based on the volume weighted average trading price of the Company’s shares for the five trading days immediately preceding the vesting date. A participant who voluntarily terminates employment or is terminated with cause prior to the date of payment forfeits all rights to, or interest in, any unvested award. If a participant’s employment is terminated without cause, or by death, disability or retirement, after the mid-point of the performance period, the participant is entitled to the full amount of the participant’s unvested PSUs and related dividend PSUs. If a participant’s employment is terminated without cause, or by death, disability or retirement, prior to the mid-point of the performance period, the participant is entitled to a pro-rated amount of the award that the Compensation Committee determines would have been paid to the participant had their employment continued to the end of the performance period. Starting in 2013, if a participant’s employment is terminated without cause, the participant is entitled to a pro-rata amount of the award that the Compensation Committee determines would have been paid to the participant had their employment continued to the end of the performance period. If a participant is disabled, dies or meets certain qualifying conditions upon retirement, the participant is entitled to be paid the full amount of the PSU award had the participant continued employment to the end of the three year performance period.

The following table outlines details of the Company’s PSU’s:

				December 31
		2014		2013
	Number of PSUs	Weighted average grant date fair value	Number of PSUs	Weighted average grant date fair value

Outstanding, beginning of year	507	$19.87	333	$20.04
Granted, during the year	164	$23.35	187	$19.55
Vested, during the year	(12)	-	-	-
Expired, during the year	(334)	-	-	-
Forfeited, during the year	(1)	-	(13)	-
Outstanding, end of year	324	$21.27	507	$19.87

				December 31
			2014	2013
PSU expense			$1,490	$3,222
Unrecognized compensation cost for PSU's			$4,834	$4,061
PSU compensation cost accrued			$5,350	$4,300

In calculating the estimated fair value of the PSU's, the following weighted average assumptions were used:

				December 31
			2014	2013

Grant date - March 16, 2012
Dividend yield			-	2.3%
Expected volatility			-	16.2%
Risk free interest rate			-	1.0%
Expected remaining life, stated in years			-	1.0
Fair value per PSU (in Canadian dollars)			$-	$25.68

Grant date - March 26, 2013
Dividend yield			1.8%	2.3%
Expected volatility			20.8%	19.1%
Risk free interest rate			1.0%	1.2%
Expected remaining life, stated in years			1.2	2.2
Fair value per PSU (in Canadian dollars)			$34.15	$24.96

Grant date - March 19, 2014
Dividend yield			1.8%	-
Expected volatility			18.6%	-
Risk free interest rate			1.2%	-
Expected remaining life, stated in years			2.2	-
Fair value per PSU (in Canadian dollars)			$33.53	$-

Compensation expense includes the fair value change in PSU’s which are recorded to selling, general and administration expense on the statement of operations and comprehensive income or loss.

Long-term incentive plan – pre 2012

Effective January 1, 2003, the Company entered into a trust (the “Trust”) agreement to establish a LTIP plan on behalf of certain Canadian employees, officers and directors. The purpose of the Trust was to receive monies from the Company and its subsidiaries on behalf of certain Canadian employees, officers and directors to purchase shares of the Company in the open market and to hold the shares acquired for the benefit of its participants. Shares remain registered in the name of the Company, the Trustee, or its nominee(s), until the shares are redeemed, sold or distributed to the participant for whom they are held. Dividends received by the Trust are distributed to the participants in proportion to their pro rata entitlement. The Company’s maximum exposure to loss is limited to its obligation to fund the administration of the Trust and its indemnity to the Company and its officers, directors, employees, agents or shareholders for various items including, but not limited to, all costs to settle suits or actions due to association with the Trust, subject to certain restrictions. The risk of fluctuations in the price of the Company’s shares is borne by the participants. In February 2006, the Company amended and restated its LTIP and established a long-term incentive plan on behalf of certain U.S. employees, officers and directors of IESI and its subsidiaries. With the exception of changes to the vesting period, the terms of the LTIP remained principally unchanged. Shares acquired by the Trust in respect of fiscal year ended December 31, 2004 for the benefit of its participants have vested. Shares acquired by the Trust in respect of fiscal year ended December 31, 2005, and thereafter, vest as follows: one third on the day such shares are allocated to the participant, one third on December 31 of the year such shares are allocated to the participant, and the balance on December 31 of the subsequent year. Shares that are forfeited by participants to the long-term incentive plan are allocated to the remaining participants in accordance with their proportional entitlement to all of the shares held by the Trust and the Trust will abstain from voting on all matters related to the Company. The purpose and terms of the U.S. long-term incentive plan are consistent with those outlined for the Company’s amended and restated Canadian plan. In 2014 and 2013, contributions to the long-term incentive plan were determined at the discretion of the Compensation Committee. Included in selling, general and administration expenses are $nil (2013 - $1,347) of accrued amounts payable to the Trust on behalf of certain Canadian and U.S. employees at December 31, 2014.